Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	110 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
Western Asset SMASh Series TF Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Western Asset SMASh Series TF Fund
Average Annual Return, Percent	3.64%	1.23%	2.77%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.96%	0.67%	2.27%